UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21496

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
               (Exact name of registrant as specified in charter)

                             120 East Liberty Drive
                                WHEATON, IL 60187
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                             120 East Liberty Drive
                                WHEATON, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: NOVEMBER 30

                    Date of reporting period: AUGUST 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with THE Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2008 (UNAUDITED)

  SHARES                               DESCRIPTION                                VALUE
----------   --------------------------------------------------------------   ------------
COMMON STOCKS - 74.2%
             AUSTRALIA - 29.1%
 1,590,911   Asciano Group (b) ............................................   $  6,606,984
   130,015   Australian Pipeline Trust (b) ................................        404,110
10,050,961   Babcock & Brown Infrastructure Group (b) .....................      4,659,244
 1,510,082   Challenger Infrastructure Fund, Class A (b) ..................      3,541,608
10,086,913   Envestra Ltd. (b) ............................................      6,028,893
   529,215   Hastings Diversified Utilities Fund (b) ......................      1,105,361
11,381,139   SP AusNet (b) ................................................     11,182,271
 7,826,400   Spark Infrastructure Group (b) ...............................     10,367,753
 1,731,548   Transurban Group (b) .........................................      8,008,268
                                                                              ------------
                                                                                51,904,492
                                                                              ------------
             AUSTRIA - 0.8%
    17,092   Flughafen Wien AG (b) ........................................      1,386,340
                                                                              ------------
             CANADA - 3.3%
   104,320   Enbridge, Inc. ...............................................      4,374,995
    41,000   TransCanada Corp. ............................................      1,554,973
                                                                              ------------
                                                                                 5,929,968
                                                                              ------------
             FRANCE - 2.0%
    28,163   Aeroports de Paris (b) .......................................      2,454,497
    14,000   Electricte de France (b) .....................................      1,197,339
                                                                              ------------
                                                                                 3,651,836
                                                                              ------------
             GERMANY - 2.5%
    70,624   Hamburger Hafen Und Logistik AG (b) ..........................      4,416,591
                                                                              ------------
             ITALY - 7.7%
   576,000   Enel SPA (b) .................................................      5,288,701
   321,300   Snam Rete Gas SPA (b) ........................................      2,007,181
 1,585,000   Terna SPA (b) ................................................      6,368,508
                                                                              ------------
                                                                                13,664,390
                                                                              ------------
             JAPAN - 3.1%
       358   East Japan Railway Co. (b) ...................................      2,847,556
   639,155   Tokyo Gas Co. Ltd. (b) .......................................      2,666,728
                                                                              ------------
                                                                                 5,514,284
                                                                              ------------
             NEW ZEALAND - 2.9%
 3,499,299   Auckland International Airport, Ltd. (b) .....................      5,135,499
                                                                              ------------
             SPAIN - 7.4%
   179,540   Cintra Concesiones de Infraestructuras de Transporte SA (b) ..      2,078,649
   133,261   Enagas SA (b) ................................................      3,387,698
   130,000   Red Electrica de Espana (b) ..................................      7,670,002
                                                                              ------------
                                                                                13,136,349
                                                                              ------------
             SWITZERLAND - 1.5%
     7,239   Flughafen Zuerich AG (b) .....................................      2,636,078
                                                                              ------------

                See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)

  SHARES                               DESCRIPTION                                VALUE
----------   --------------------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
             UNITED KINGDOM - 13.3%
   450,329   Pennon Group plc (b) .........................................   $  5,021,953
   408,899   Severn Trent plc (b) .........................................     10,138,208
   654,495   United Utilities plc (b) .....................................      8,515,968
                                                                              ------------
                                                                                23,676,129
                                                                              ------------
             UNITED STATES - 0.6%
    13,440   Exelon Corp. .................................................      1,020,902
                                                                              ------------
             TOTAL COMMON STOCKS
                (Cost $148,206,847) .......................................    132,072,858
                                                                              ------------
MASTER LIMITED PARTNERSHIPS - 12.0%

             UNITED STATES - 12.0%
    86,113   Amerigas Partners, L.P. ......................................      2,763,366
    89,700   Enbridge Energy Partners, L.P. ...............................      4,354,038
    96,000   Energy Transfer Partners, L.P. ...............................      4,272,000
   100,050   Enterprise Products Partners, L.P. ...........................      2,946,473
    54,000   Kinder Morgan Energy Partners, L.P. ..........................      3,101,760
   106,831   Magellan Midstream Partners, L.P. ............................      3,971,977
                                                                              ------------
             TOTAL MASTER LIMITED PARTNERSHIPS
                (Cost $17,753,642) ........................................     21,409,614
                                                                              ------------
CANADIAN INCOME TRUSTS - 12.9%
   788,900   Northland Power Income Fund ..................................      9,584,489
   500,549   Pembina Pipeline Income Fund .................................      8,674,046
   467,560   The Consumers' Waterheater Income Fund .......................      4,799,778
                                                                              ------------
             TOTAL CANADIAN INCOME TRUSTS
                (Cost $15,378,073) ........................................     23,058,313
                                                                              ------------

                                                              RATINGS (c)
 PRINCIPAL                                                ------------------                        STATED
   VALUE                     DESCRIPTION                    MOODY'S      S&P          RATE       MATURITY (d)       VALUE
----------   ------------------------------------------   -----------   ----     -------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (e) - 43.6%
             CABLE & SATELLITE - 4.6%
$2,985,000   Charter Communications Operating, LLC ....         B1         B+     4.67%-4.80%      03/06/14        2,607,314
 2,934,950   CSC Holdings, Inc. .......................        Ba1       BBB-        4.21%         03/29/13        2,791,137
 3,000,000   UPC Distribution Holding B.V. ............        Ba3         B+        4.21%         12/31/14        2,809,500
                                                                                                                ------------
                                                                                                                   8,207,951
                                                                                                                ------------
             ELECTRIC UTILITIES - 9.1%
 2,719,251   Astoria Generating Co. Acquisitions,
                LLC ...................................         B1        BB-        4.23%         02/23/12        2,611,840
 2,962,612   Calpine Corp. ............................         B2         B+        5.69%         03/29/14        2,751,526
 3,966,495   Covanta Energy Corp. .....................        Ba2        BB      4.25%-4.31%      02/09/14        3,768,169
 2,091,860   Mirant North America, LLC ................        Ba2        BB         4.22%         01/03/13        2,007,684

                See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)

                                                              RATINGS (c)
 PRINCIPAL                                                ------------------                        STATED
   VALUE                     DESCRIPTION                    MOODY'S     S&P           RATE       MATURITY (d)       VALUE
 ---------   ------------------------------------------   -----------   ----     -------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (e) - (CONTINUED)
             ELECTRIC UTILITIES - (CONTINUED)
$3,677,330   NRG Energy, Inc. .........................        Ba1        BB         4.20%         02/01/13     $  3,483,248
   993,173   Riverside Energy Center, LLC .............        Ba3        BB-        7.05%         06/24/11          993,173
   581,893   Rocky Mountain Energy Center, LLC ........        Ba3        BB-        7.05%         06/24/11          581,893
                                                                                                                ------------
                                                                                                                  16,197,533
                                                                                                                ------------
             ENVIRONMENTAL & FACILITIES SERVICES - 1.9%
   405,995   EnergySolutions, LLC .....................        Ba2        NR(f)   4.73%-5.47%      06/07/13          394,832
 1,641,509   EnergySolutions, LLC .....................        Ba2        NR(f)      4.73%         08/09/13        1,596,368
 1,501,579   EnviroSolutions Real Property Holdings,
                Inc. ..................................       Caa1         B-    11.50%-12.25%     07/07/12        1,373,945
                                                                                                                ------------
                                                                                                                   3,365,145
                                                                                                                ------------
             GAS UTILITIES - 1.1%
 2,000,000   Atlas Pipeline Partners, L.P. ............        Ba2        BB-        4.97%         07/27/14        1,940,002
                                                                                                                ------------
             HEALTH CARE FACILITIES - 5.1%
 2,955,000   HCA, Inc. ................................        Ba3        BB         5.05%         11/17/13        2,767,233
 2,829,409   Health Management Associates, Inc. .......         B1        BB-        4.55%         02/28/14        2,590,482
 2,964,965   Lifepoint Hospitals, Inc. ................        Ba2        BB         4.44%         04/15/12        2,862,674
   897,286   Select Medical Corp. .....................        Ba2        BB-     4.47%-6.00%      02/24/12          831,672
                                                                                                                ------------
                                                                                                                   9,052,061
                                                                                                                ------------
             HEALTH CARE SERVICES - 2.2%
 3,888,092   CHS/Community Health Systems, Inc. .......        Ba3        BB-     4.72%-5.06%      07/25/14        3,674,690
   198,904   CHS/Community Health Systems, Inc. (g) ...        Ba3        BB-      1.00% (h)       07/25/14          187,987
                                                                                                                ------------
                                                                                                                   3,862,677
                                                                                                                ------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.8%
 1,127,960   Bicent Power, LLC ........................        Ba3        BB-        4.81%         06/30/14        1,051,823
   949,552   Coleto Creek Power, L.P. .................         B1        BB-        5.55%         06/28/13          854,596
 3,000,000   Dynegy Holdings, Inc. ....................        Ba1        BB-        3.96%         04/12/13        2,771,874
 2,000,000   Longview Power, LLC ......................        Ba3        BB         5.06%         02/28/14        1,765,000
 2,117,774   Northern Star Holdings II LLC and NSG
                Holdings II LLC .......................        Ba2        BB         4.28%         06/15/14        1,958,940
 3,977,483   Texas Competitive Electric Holdings
                Company, LLC ..........................        Ba3         B+     5.96%-6.30%      10/10/14        3,701,951
                                                                                                                ------------
                                                                                                                  12,104,184
                                                                                                                ------------
             MANAGED HEALTH CARE - 3.1%
 2,975,560   IASIS Healthcare Corp. ...................        Ba2         B+     4.39%-4.47%      03/15/14        2,792,067
 2,935,628   Vanguard Health Systems, Inc. ............        Ba3         B+        5.05%         09/23/11        2,825,542
                                                                                                                ------------
                                                                                                                   5,617,609
                                                                                                                ------------
             MULTI-UTILITIES - 1.6%
 3,000,000   KGEN, LLC ................................        Ba3        BB         4.56%         02/08/14        2,797,501
                                                                                                                ------------

                See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)

                                                             RATINGS (c)
 PRINCIPAL                                                ------------------                        STATED
   VALUE                     DESCRIPTION                    MOODY'S     S&P           RATE       MATURITY (d)       VALUE
 ---------   ------------------------------------------   -----------   ----     -------------   ------------   ------------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (e) - (CONTINUED)
             OIL & GAS EQUIPMENT & SERVICES - 0.9%
 1,611,054   Targa Resources, Inc. ....................        Ba3         B+     4.47%-4.80%      10/31/12     $  1,545,001
                                                                                                                ------------
             OIL & GAS EXPLORATION & PRODUCTION - 1.0%
$2,205,937   SemCrude, L.P. (i) .......................       Caa3        NR         5.50%         03/16/11        1,814,383
                                                                                                                ------------
             OIL & GAS STORAGE & TRANSPORTATION - 1.6%
 3,000,000   Energy Transfer Equity, L.P. .............        Ba2        NR         4.55%         02/08/12        2,905,626
                                                                                                                ------------
             PUBLISHING - 0.5%
   975,000   Quebecor Media, Inc. .....................         B1         B         4.79%         01/17/13          936,000
                                                                                                                ------------
             RAILROADS - 1.7%
 3,000,000   Railamerica Transportation Corp. .........        NR         NR         6.79%         08/14/09        2,985,000
                                                                                                                ------------
             WIRELESS TELECOMMUNICATION SERVICES - 2.4%
 2,468,750   Crown Castle Operating Co. ...............        Ba3        BB         4.30%         03/06/14        2,308,795
 2,079,000   Windstream Corp. .........................       Baa3       BBB         4.29%         07/17/13        2,004,288
                                                                                                                ------------
                                                                                                                   4,313,083
                                                                                                                ------------
             TOTAL SENIOR FLOATING-RATE TERM LOAN
                INTERESTS (e) (Cost $82,101,565) ......                                                           77,643,756
                                                                                                                ------------
             TOTAL INVESTMENTS - 142.7%
                (Cost $263,440,127) (j) ...............                                                          254,184,541

             LOAN OUTSTANDING - (46.3)% ...............                                                          (82,500,000)
             NET OTHER ASSETS AND LIABILITIES - 3.6% ..                                                            6,389,552
                                                                                                                ------------
             NET ASSETS - 100.0% ......................                                                         $178,074,093
                                                                                                                ============


----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security is fair valued in accordance with valuation procedures adopted by the Fund's Board of Trustees.

(c) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(d) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(e) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.

(f) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(g) Delayed Draw Loan (See Note 1D in the Notes to Quarterly Portfolio of Investments).

(h)  Represents commitment fee rate on delayed draw loans.

(i)  The issuer is in default. Income is not being accrued.

(j) Aggregate cost for federal income tax and financial reporting purposes. As of August 31, 2008, the aggregate gross unrealized appreciation of all securities in which there was an excess of value over tax cost was $21,565,280 and the aggregate gross unrealized depreciation of all securities in which there was an excess of tax cost over value was $30,820,866.

NR   Not Rated

                See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of August 31, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                    INVESTMENTS IN SECURITIES
----------------                                    -------------------------
Level 1 - Quoted Prices .........................         $ 51,418,795
Level 2 - Other Significant Observable Inputs ...          202,765,746
Level 3 - Significant Unobservable Inputs .......                   --
                                                          ------------
TOTAL ...........................................         $254,184,541
                                                          ============

                                 % OF TOTAL
INDUSTRY CLASSIFICATION (1)     INVESTMENTS
-----------------------         -----------
Gas Utilities                       18.1%
Electric Utilities                  14.7
Transportation Infrastructure       14.0
Multi-Utilities                      7.9
Water Utilities                      6.0
Power Generation                     3.8
Diversified Consumer Services        3.3
Energy Equipment & Services          1.7
                                   -----
Total                               69.5%
                                   =====

(1) Represents the industry classification breakdown for the Core Component of the portfolio, which includes the Common Stock, Masters Limited Partnership and Canadian Income Trust securities. It excludes the Senior Floating-Rate
     Loan Interest.



                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                           AUGUST 31, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to valuation procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Senior Floating-Rate Term Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange, other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM"), are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                           AUGUST 31, 2008 (UNAUDITED)

value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of December 1, 2007, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     - Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of August 31, 2008 is included with the Fund's Portfolio of Investments.

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including risk of possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. At August 31, 2008, there were no outstanding repurchase agreements.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Distributions received from the Fund's investments in Master Limited Partnerships ("MLPs") generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At August 31, 2008, the Fund had no when-issued or delayed-delivery purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed draw loan commitments of $198,904 as of August 31, 2008. The Fund is obligated to fund these loan commitments at the borrower's discretion.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                                OCTOBER 20, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                                OCTOBER 20, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                                OCTOBER 20, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.